Note 6. Accrued Expenses (Detail) - Accrued Expenses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payroll & related costs	$ 92	$ 115
Sales commissions	139	90
Ocean Freight	180	105
Sales Tax	163	12
Warranty	71	87
Legal / settlement fees (*see note below)	13	505
Other accrued expenses	382	386
Total	$ 1,040	$ 1,300